Advances to Suppliers, Net (Tables)	6 Months Ended
Jun. 30, 2022
Advances to Suppliers, Net [Abstract]
Schedule of advances to suppliers
	June 30, 2022	December 31, 2021
	(Unaudited)
Raw material prepayments for equipment production	$1,138,675	$751,409
Land reclamation prepayments	449,745	472,640
Advances to construction subcontractors (1)	3,007,550	23,394
Total:	4,595,970	1,247,443
Less: allowances for doubtful accounts	(571,162)	(965,843)
Advances to suppliers, net, third parties	$4,024,808	$281,600

Schedule of allowance for doubtful accounts movement
	June 30, 2022	December, 2021
	(Unaudited)
Beginning balance	$965,843	$1,112,374
Bad debt provision	16,351	262,743
Write off		(433,305)
Recovery	(375,898)
Foreign exchange translation	(35,134)	24,031
Ending balance	$571,162	$965,843